Note 8 - Related Party Transactions (Details) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended					138 Months Ended	147 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended
	May 31, 2013	Jan. 31, 2013	Feb. 28, 2010	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Sep. 30, 2013	Jan. 31, 2012 Members of Board of Directors and Management [Member]	Sep. 30, 2013 Ongoing Patent Cost Reimbursements [Member]	Dec. 31, 2012 Ongoing Patent Cost Reimbursements [Member]	Dec. 31, 2011 Ongoing Patent Cost Reimbursements [Member]	Dec. 31, 2010 Ongoing Patent Cost Reimbursements [Member]	Sep. 30, 2013 Research Agreements [Member]	Sep. 30, 2012 Research Agreements [Member]	Dec. 31, 2011 Research Agreements [Member]	Dec. 31, 2010 Research Agreements [Member]	Dec. 31, 2012 Consulting Agreement [Member]	Dec. 31, 2011 Consulting Agreement [Member]	Dec. 31, 2010 Consulting Agreement [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party														$ 24,115	$ 89,885	$ 249,907	$ 193,674	$ 252,478	$ 552,403	$ 1,172,758	$ 1,391,203	$ 24,000	$ 24,000	$ 57,600
Stock Issued During Period, Shares, New Issues (in Shares)	1,166,666	1,766,667	12,000										380,954
Proceeds from Issuance of Common Stock				$ 1,643,333	$ 310,160	$ 310,160	$ 404,410	$ 500,000	$ 1,500,000	$ 750,000	$ 15,836,468	$ 17,479,801	$ 255,239
Class of Warrant or Right, Purchase Period													5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)													571,432
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)													1.00